Transaction costs	12 Months Ended
Jan. 31, 2019
Transaction costs [abstract]
Transaction costs
27.	Transaction costs

Transaction costs totaled $10,134,732 for the year ended January 31, 2019 ($nil – 2018). These costs are comprised as follows:

	January 31,	January 31,
	2019	2018
Acquisition of subsidiaries	$2,154,102	$-
Impairment of goodwill (Note 10)	5,160,741
Financing commissions	2,819,889	-
	$10,134,732	$-